Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
Schedule of Equity Securities in ADS Terms

The table below summarizes the Company’s equity securities in ADS terms as of December 31, 2025:

	Warrants outstanding as of December 31, 2025	Exercise price in USD	Remaining years to expiration
ADS warrants	1,183,064	5.00-500	1.5-5